TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Schedule of transactions with related parties	Details of transactions with related parties as follows:

Tax No.	Related party	Nature of relationship with related parties	Country of origin	Nature of related parties transactions	Currency	For the year ended At December 31,
						2023	2022	2021
						ThUS$	ThUS$	ThUS$
96.810.370-9	Inversiones Costa Verde Ltda. y CPA.	Related director	Chile	Tickets sales	CLP	124	87	28
81.062.300-4	Costa Verde Aeronautica S.A.	Common shareholder	Chile	Loans received (*)	US$	—	(231,714)	(100,013)
				Interest received (*)	US$	—	(21,329)	(5,700)
				Capital contribution	US$	—	170,962	—

87.752.000-5	Granja Marina Tornagaleones S.A.	Common shareholder	Chile	Services provided	CLP	—	36	13

96.989.370-3	Rio Dulce S.A. (**)	Related director	Chile	Tickets sales	CLP	—	2	5
Foreign	Patagonia Seafarms INC	Related director	U.S.A	Services provided of cargo transport	US$	—	—	40
Foreign	Inversora Aeronáutica Argentina S.A.	Related director	Argentina	Real estate leases received	ARS	(59)	(63)	—
				Expense recovery	ARS	3	—	—
Foreign	TAM Aviação Executiva e Taxi Aéreo S.A.	Common shareholder	Brazil	Services provided of passenger transport	BRL	—	4	13
Foreign	Qatar Airways	Indirect shareholder	Qatar	Interlineal received service	US$	(22,107)	(23,110)	(4,736)
				Services provided by aircraft lease	US$	—	—	22,215
				Interlineal provided service	US$	31,020	37,855	3,141
				Services received of handling	US$	(252)	—	—
				Services provided of handling	US$	—	692	1,246
				Services received miles	US$	(4,657)	(4,974)	—
				Services provided miles	US$	1,683	894	—
				Compensation for early return of aircraft	US$	—	—	9,240
				Services provided / received others	US$	1,424	(1,238)	1,160
Foreign	Delta Air Lines, Inc.	Shareholder	U.S.A	Interlineal received service	US$	(144,239)	(111,706)	(4,160)
				Interlineal provided service	US$	127,145	102,580	4,357
				Loans received (*)	US$	—	(233,026)	—
				Interest received (*)	US$	—	(10,374)	—
				Capital contribution	US$	—	163,979	—
				Services provided of handling	US$	(3,657)	(4,340)	—
				Services received miles	US$	(11,069)	(3,992)	—
				Services provided miles	US$	7,328	2,410	—
				Engine sale	US$	—	19,405	—
				Services provided maintenance	US$	—	—	3,310
				Joint venture	US$	(10,000)	—	—
				Real estates leases provided	US$	86	—	—
				Services provided / received others	US$	982	(311)	30
Foreign	QA Investments Ltd	Common shareholder	U.K.	Loans received (*)	US$	—	(240,440)	(125,016)
				Interest received (*)	US$	—	(26,153)	(7,125)
				Capital contribution	US$	—	163,979	—
Foreign	QA Investments 2 Ltd	Common shareholder	U.K.	Loans received (*)	US$	—	(7,414)	(125,016)
				Interest received (*)	US$	—	(15,780)	(7,125)
Foreign	Lozuy S.A.	Common shareholder	Uruguay	Loans received (*)	US$	—	(57,928)	(25,003)
				Interest received (*)	US$	—	(5,332)	(1,425)
(*) Operations corresponding to DIP loans tranche C.
The balances corresponding to Accounts receivable and accounts payable to related entities are disclosed in Note 9.
Transactions between related parties have been carried out under market conditions and duly informed.
(**) Related companies until November 2022

Schedule of key management personnel compensation

	For the year ended at December 31,
	2023	2022	2021
	ThUS$	ThUS$	ThUS$
Remuneration	12,815	10,651	9,981
Board compensation	1,429	1,109	1,016
Non-monetary benefits	606	565	501
Short-term benefits	13,604	11,814	16,639
Termination benefits (*)	59	1,157	513
Total	28,513	25,296	28,650
The amounts paid during the 2023 fiscal year for this concept, in accordance with the above, are:

Paid during the year
2023
ThUS$

URAs Directors	481
URAs Board Committee	53
Total	534